Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,640,500.00
Total Fee Amount	577.73
Total Offset Amount	0.00
Net Fee	$ 577.73
Offering Table N/A
Offset Table N/A	N/A